Barings Global Short Duration High Yield Fund
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)
			SHARES	COST	FAIR VALUE

Equities — 3.58%*:
Common Stocks — 3.52%*:
Boomerang Tube Holdings, Inc.¤			36,149	$3,510,832	$0
ESC CB 144A High Ridge¤			2,982	0	41,748
Fieldwood Energy LLC¤			167,574	4,057,567	0

Tourmaline Escrow Cash+¤			1,197,757	0	945,647
Tourmaline Oil Corp+			276,778	3,948,373	9,669,530
Sabine Oil & Gas LLC¤			4,342	248,858	56,446
KCA Deutag Ordinary A Shares¤			23,585	990,570	1,963,451
Travelex Private Equity+¤			13,615	1	0
Total Common Stocks			1,722,782	12,756,202	12,676,822

Warrants — 0.06%*:
Travelex Topco Limited Warrant+¤			2,218	0	224,140
Total Warrants			2,218	0	224,140

Total Equities			1,725,000	12,756,202	12,900,962

	EFFECTIVE INTEREST RATE‡	DUE DATE	PRINCIPAL	COST	FAIR VALUE

Fixed Income — 133.98%*:
Asset-Backed Securities — 13.04%*:
CDO/CLO — 13.04%*:
610 FDG 2016-2R CLO LTD, 3M LIBOR + 7.250%~+^	7.44%	1/20/2032	$1,550,000	$1,534,190	$1,560,036
Anchorage Capital CLO LTD 2015-6A, 3M LIBOR + 6.350%~+^	6.48	7/15/2030	600,000	607,131	594,043
Anchorage Capital 2016-9A ER2 + 8.820%~¤	6.92	7/15/2032	1,500,000	1,485,000	1,480,313
Anchorage Capital CLO LTD 2013-1R, 3M LIBOR + 6.800%~+^	6.93	10/15/2030	1,000,000	977,213	994,814
Ares CLO LTD 2013-27R2 + 6.750%+¤^	6.88	10/30/2034	1,700,000	1,683,000	1,683,000
Bain CAP CR CLO 2020-2R LTD + 6.610%~+^	6.74	7/19/2034	1,000,000	990,000	991,438
Ballyrock CLO LTD 2019-2R, 3M LIBOR + 6.500%~+^	6.63	11/20/2030	2,000,000	2,000,000	1,990,496
BlueMountain CLO LTD 2018-23A, 3M LIBOR + 5.650%~+^	5.78	10/20/2031	1,000,000	1,000,000	975,068
Canyon CLO LTD 2019-2A, 3M LIBOR + 7.150%~+^	7.28	10/15/2032	1,000,000	1,000,000	1,000,223
Carbone CLO, LTD 2017-1A, 3M LIBOR + 5.900%~+^	6.03	1/21/2031	750,000	750,000	729,334
Carlyle Global Market Strategies 2017-5A, 3M LIBOR + 5.300%~+^	5.43	1/22/2030	700,000	700,000	641,088
BAIN CAP CR CLO 2020-2R LTD + 7.030%~+^	7.16	10/20/2032	1,000,000	975,000	1,000,330
CIFC Funding 2020-1 LTD + 6.250%~+^	6.36	7/15/2036	1,900,000	1,900,000	1,899,949
Galaxy CLO LTD 2017-24A, 3M LIBOR + 5.500%~+^	5.63	1/15/2031	1,000,000	1,000,000	954,176
GoldenTree Loan Management 2018-3A, 3M LIBOR + 6.500%~+^	6.63	4/22/2030	1,500,000	1,448,966	1,288,160
GoldenTree Loan Opportunities XI LTD 2015-11A, 3M LIBOR + 5.400%~+^	5.53	1/18/2031	500,000	500,000	483,407
KKR Financial CLO LTD 2017-20, 3M LIBOR + 5.500%~+^	5.63	10/16/2030	1,500,000	1,500,000	1,419,435
KKR Financial CLO LTD 34-2, 3M LIBOR + 6.850%~	7.00	7/15/2034	2,000,000	1,980,000	1,992,232
KVK 2016-1A ER2 + 7.350%¤	7.35	10/15/2034	3,000,000	2,970,000	2,970,000
LCM LTD 2031-30, 3M LIBOR + 6.500%~	6.63	4/20/2031	1,100,000	1,100,000	1,094,765
Madison Park Funding LTD 2015-19A, 3M LIBOR + 4.350%~+^	4.49	1/24/2028	1,000,000	1,000,000	987,937
Madison Park Funding LTD 2018-29A, 3M LIBOR + 7.570%~+^#	7.70	10/18/2030	2,000,000	1,960,000	1,894,350
Madison Park Funding LTD XXXV 2019-35R E-R, 3M LIBOR + 6.100%~+^	6.23	4/20/2032	1,400,000	1,400,000	1,400,476
Madison Park Funding LTD 2019-32R E-R, 3M LIBOR + 6.200%~+^	6.34	1/22/2031	1,000,000	1,000,000	995,569
Magnetite CLO LTD 2016-18A, 3M LIBOR + 7.600%~+^	7.73	11/15/2028	1,400,000	1,386,000	1,330,297
OHA Credit Partners LTD 2015-11A, 3M LIBOR + 7.900%~+^	8.03	1/20/2032	2,000,000	1,970,323	1,839,788
OHA Loan Funding LTD 2013-1A, 3M LIBOR + 7.900%~+^	8.04	7/23/2031	1,500,000	1,477,500	1,413,128
Sound Point CLO XVIII 2018-18D, 3M LIBOR + 5.500%~+^	5.63	1/21/2031	2,000,000	2,000,000	1,803,406
Sound Point CLO Ltd Series 2020-1A Class ER, 3M LIBOR + 6.860%~+^	7.00	7/20/2034	1,600,000	1,584,000	1,576,254
TICP CLO LTD 2018-10A, 3M LIBOR + 5.500%~+^	5.63	4/20/2031	1,000,000	943,768	982,930
Voya CLO LTD 2019-4A, 3M LIBOR + 7.480%~+^	7.72	1/18/2033	1,400,000	1,358,585	1,403,970
Wellfleet CLO LTD 2020-2R + 7.250%~+¤^	7.35	7/17/2034	1,300,000	1,300,000	1,303,686
Wellfleet CLO LTD 2017-3A, 3M LIBOR + 5.550%~+^	5.68	1/17/2031	1,500,000	1,500,000	1,415,564
Wind River 2017-1A ER, 3M LIBOR + 7.060%~	7.25	4/18/2036	2,000,000	1,960,000	1,997,130
Wind River CLO LTD 2017-4A, 3M LIBOR + 5.800%~+^	5.93	11/20/2030	1,000,000	1,000,000	951,160
Total CDO/CLO			48,400,000	47,940,675	47,037,950

Total Asset-Backed Securities			48,400,000	47,940,675	47,037,950

	EFFECTIVE INTEREST RATE‡	DUE DATE	PRINCIPAL	COST	FAIR VALUE
Bank Loans§ — 18.60%*:
Automotive — 0.55%*:
Dexko Global Inc, 3M LIBOR + 8.250%~	9.25%	7/24/2025	$2,000,000	$2,000,000	$1,997,500
Total Automotive			2,000,000	2,000,000	1,997,500

Building Materials — 0.93%*:
CP Iris Holdco I 2nd LIEN T/L (IPS)	7.50	9/21/2029	3,398,058	3,364,078	3,364,078
Total Building Materials			3,398,058	3,364,078	3,364,078

Chemicals, Plastics and Rubber — 0.59%*:
Colouroz Investment 2 LLC, 3M LIBOR + 7.250%~	5.50	9/21/2021	2,141,464	2,133,715	2,130,757
Total Chemicals, Plastics and Rubber			2,141,464	2,133,715	2,130,757

Diversified/Conglomerate Manufacturing — 0.84%*:
Averys, 3M LIBOR + 8.250%~+	8.25	9/25/2026	500,000	571,943	579,173
SunSource, Inc., 1M LIBOR + 8.000%~	9.00	4/30/2026	2,500,000	2,513,018	2,441,675
Total Diversified/Conglomerate Manufacturing			3,000,000	3,084,961	3,020,848

Diversified/Conglomerate Service — 7.03%*:
Syncsort Incorporated (Precisely) 2ND Lien T/L, 3M LIBOR + 7.250%	8.00	3/19/2029	9,009,009	8,918,919	9,005,225
Misys (Finastra), 3M LIBOR + 7.250%~	8.25	6/16/2025	16,290,136	16,178,486	16,366,048
Total Diversified/Conglomerate Service			25,299,145	25,097,405	25,371,274

Electronics — 2.93%*:
McAfee Enterprise 2ND Lien T/L, 3M LIBOR + 7.500%~	9.00	5/3/2029	10,567,000	10,484,433	10,553,791
Total Healthcare, Education and Childcare			10,567,000	10,484,433	10,553,791

Leisure, Amusement, Entertainment — 0.10%*:
Odeon Cinemas Group T/L B 2 +	10.75	8/11/2023	195,134	228,476	230,553
Odeon Cinemas Group T/L B+	10.75	8/11/2023	92,227	123,134	126,751
Total Leisure, Amusement, Entertainment			287,361	351,610	357,305

Lodging — 0.30%*:
Motel 6 T/L B	5.75	8/19/2026	1,084,337	1,073,494	1,087,048
Total Lodging			1,084,337	1,073,494	1,087,048

Mining, Steel, Iron and Non-Precious Metals — 0.00%*:
Boomerang Tube, LLC, 3M LIBOR + 6.500%~¤	0.00	6/30/2022	2,608,648	2,608,648	0
Total Mining, Steel, Iron and Non-Precious Metals			2,608,648	2,608,648	0

Packaging and Containers — 2.22%*:
Pretium Package Holdings 2nd LIEN T/L (9/21)	7.25	9/21/2029	3,033,898	3,028,559	3,041,483
Valcour Packaging (MOLD-RITE) T/L 2nd LIEN	7.50	9/30/2029	5,000,000	4,950,000	4,950,000
Total Packaging and Containers			8,033,898	7,978,559	7,991,483

Personal Transportation — 0.09%*:
Naviera Armas Bridge, 1M LIBOR + 2.500%~+¤	5.00	11/30/2021	100,492	121,399	116,404
Naviera Armas Bridge, 1M LIBOR + 2.500%~+¤	5.00	11/30/2021	63,244	77,535	73,258
Naviera Armas Bridge, 1M LIBOR + 2.500%~+¤	4.33	11/30/2021	5,879	7,113	6,810
Naviera Armas Bridge, 1M LIBOR + 2.500%~+¤	5.00	11/30/2021	112,737	127,882	130,588
Total Personal Transportation			282,351	333,930	327,060

Software — 0.94%*:
Cloudera 2nd LIEN T/L (7/21)	6.50	9/28/2029	3,400,000	3,383,000	3,383,000
Total Software			3,400,000	3,383,000	3,383,000

Telecommunications — 0.39%*:
Syniverse Holdings T/L, 3M LIBOR + 5.000%	6.00	3/9/2023	1,416,351	1,327,285	1,415,261
Total Telecommunications			1,416,351	1,327,285	1,415,261

Transportation — 1.69%*:
Kenan Advantage Group 2ND LIEN T/L (8/21)	8.00	9/1/2027	3,171,806	3,108,829	3,140,088
Worldwide Express TL (7/21) 2ND LIEN	7.25	7/26/2029	3,000,000	2,955,227	2,966,250
Total Transportation			6,171,806	6,064,056	6,106,338

Total Bank Loans			69,690,420	69,285,172	67,105,742

	EFFECTIVE INTEREST RATE‡	DUE DATE	PRINCIPAL	COST	FAIR VALUE

Corporate Bonds — 102.34%*:
Aerospace and Defense — 5.17%*:
American Airlines^#	11.75	7/15/2025	$3,337,000	$3,356,174	$4,129,538
TransDigm Group, Inc.#	7.50%	3/15/2027	6,000,000	6,018,994	6,317,025
Triumph Group, Inc.#	7.75	8/15/2025	8,289,000	8,292,468	8,185,388
Total Aerospace and Defense			17,626,000	17,667,635	18,631,950

Automotive — 4.94%*:
AA Bond Co. Ltd.+	6.50	1/31/2026	1,350,000	1,843,683	1,907,972
Aston Martin Capital Holdings Ltd+^#	10.50	11/30/2025	850,000	919,824	946,688
Ford Motor Company#	9.63	4/22/2030	2,000,000	2,565,312	2,835,625
Ford Motor Company#	7.45	7/16/2031	2,000,000	2,309,658	2,600,000
Power Solutions+^#	8.50	5/15/2027	8,965,000	9,050,802	9,536,519
Total Automotive			15,165,000	16,689,279	17,826,803

Beverage, Food and Tobacco — 1.96%*:
Boparan Finance PLC+	7.63	11/30/2025	750,000	1,037,046	889,284
Kehe Distributors, LLC^#	8.63	10/15/2026	1,029,000	1,029,000	1,111,320
Manitowoc Foodservice#	9.50	2/15/2024	3,074,000	3,168,414	3,159,457
Refresco Group N.V.+#	6.50	5/15/2026	1,600,000	1,931,832	1,911,345
Total Beverage, Food and Tobacco			6,453,000	7,166,292	7,071,406

Broadcasting and Entertainment — 4.80%*:
Banijay+#	6.50	3/1/2026	2,500,000	2,761,119	3,019,402
Beasley Mezzanine Holdings LLC^#	8.63	2/1/2026	1,801,000	1,801,000	1,837,020
Clear Channel Worldwide Holdings Inc.^#	7.75	4/15/2028	2,568,000	2,594,359	2,702,820
Clear Channel Worldwide Holdings Inc.^#	7.50	6/1/2029	2,127,000	2,127,000	2,212,080
Cox Media Group^#	8.88	12/15/2027	4,263,000	4,438,518	4,507,611
iHeartCommunications, Inc.#	8.38	5/1/2027	570,000	606,889	609,188
Univision Communications Inc.^#	9.50	5/1/2025	2,234,000	2,443,632	2,423,890
Total Broadcasting and Entertainment			16,063,000	16,772,518	17,312,011

Buildings and Real Estate — 4.31%*:
New Enterprise Stone & Lime Co.^#	9.75	7/15/2028	5,025,000	5,502,966	5,464,688
Realogy Group^#	9.38	4/1/2027	3,763,000	3,600,655	4,134,596
Realogy Group^#	7.63	6/15/2025	329,000	329,000	350,796
Service Properties Trust#	4.38	2/15/2030	400,000	351,257	380,294
Stl Hldg Co LLC^#	7.50	2/15/2026	4,981,000	5,018,874	5,230,050
Total Buildings and Real Estate			14,498,000	14,802,752	15,560,424

Chemicals, Plastics and Rubber — 2.68%*:
Consolidated Energy Finance S.A.+^#	6.88	6/15/2025	3,208,000	3,094,447	3,320,280
Consolidated Energy Finance S.A.+^#	6.50	5/15/2026	2,638,000	1,992,029	2,730,330
CVR Partners LP^#	9.25	6/15/2023	582,000	583,805	583,455
ITT Holdings LLC^#	6.50	8/1/2029	2,218,000	2,218,000	2,237,408
LSF11 A5 HOLDCO LLC^	6.63	10/15/2029	784,000	784,000	784,000
Total Chemicals, Plastics and Rubber			9,430,000	8,672,281	9,655,473

Commercial Services — 0.13%*:
Apcoa Parking Holdings+	4.63	1/15/2027	385,000	455,648	450,988
Total Cargo Transport			385,000	455,648	450,988

Containers, Packaging, and Glass — 3.74%*:
Mauser Packaging Solutions^#	7.25	4/15/2025	4,067,000	3,966,454	4,042,212
Tekni-Plex^#	9.25	8/1/2024	9,000,000	8,965,193	9,457,740
Total Containers, Packaging, and Glass			13,067,000	12,931,647	13,499,952

Diversified/Conglomerate Manufacturing — 1.54%*:
Heat Exchangers+	7.78	10/9/2025	625,000	662,306	676,908
Manitowoc Cranes^#	9.00	4/1/2026	4,538,000	4,545,071	4,860,516
Total Diversified/Conglomerate Manufacturing			5,163,000	5,207,377	5,537,424

	EFFECTIVE INTEREST RATE‡	DUE DATE	PRINCIPAL	COST	FAIR VALUE
Corporate Bonds (continued)

Diversified/Conglomerate Service — 3.67%*:
Algeco Scotsman+#	6.50%	2/15/2023	$1,750,000	$2,148,965	$2,060,046
Libra Group Bhd+	5.00	5/15/2027	700,000	850,082	833,140
Powerteam Services LLC^#	9.03	12/4/2025	2,750,000	2,957,775	2,983,750
Summer BC Holdco+	9.25	10/31/2027	2,477,880	3,078,040	3,118,517
Verisure Midholding+	5.25	2/15/2029	3,575,000	4,325,008	4,248,258
Total Diversified/Conglomerate Service			11,252,880	13,359,870	13,243,711

Electronics — 0.58%*:
Veritas Bermuda Ltd.^#	7.50	9/1/2025	2,024,000	2,024,000	2,104,960
Total Electronics			2,024,000	2,024,000	2,104,960

Finance — 4.60%*:
Alliance Data Systems Corp.^#	7.00	1/15/2026	2,000,000	1,992,500	2,140,000
Aretec Escrow Issuer Inc.^#	7.50	4/1/2029	1,195,000	1,195,000	1,230,850
Avolon Holdings+^#	6.50	9/15/2024	8,512,391	6,958,162	8,363,424
Galaxy Bidco Ltd.+#	6.50	7/31/2026	500,000	671,529	704,110
Garfunkelux Holdco+	6.75	11/1/2025	250,000	296,574	302,299
Travelex+¤	12.50	8/5/2025	1,890,534	2,334,571	3,820,959
Travelex+¤#	8.00	5/15/2022	4,600,000	5,097,344	0
Total Finance			18,947,925	18,545,679	16,561,641

Forest Products and Paper — 0.82%*:
Sylvamo Corp.^	7.00	9/1/2029	2,885,000	2,885,000	2,951,701
Total Insurance			2,885,000	2,885,000	2,951,701

Healthcare, Education and Childcare — 7.65%*:
Bausch Health Companies Inc.+^#	9.00	12/15/2025	11,045,000	11,232,524	11,693,894
Bausch Health Companies Inc.+^#	6.25	2/15/2029	1,222,000	1,197,116	1,209,193
Bausch Health Companies Inc.+^#	5.25	2/15/2031	1,000,000	928,419	919,610
Chrom Holdco S.A.S+	5.00	5/31/2029	1,100,000	1,328,422	1,306,035
Cidron Aida Finco+	6.25	4/1/2028	1,650,000	2,275,266	2,246,665
Community Health System Inc.^#	6.88	4/15/2029	286,000	286,000	286,319
Endo International^#	7.50	4/1/2027	1,890,000	1,890,000	1,925,438
Radiology Partners Inc.^#	9.25	2/1/2028	4,586,000	4,912,474	4,931,899
Verscend Technologies, Inc.^#	9.75	8/15/2026	2,915,000	3,054,608	3,071,681
Total Healthcare, Education and Childcare			25,694,000	27,104,829	27,590,734

Home and Office Furnishings, Housewares, and Durable Consumer Products — 2.43%*:
Balta+	8.75	12/31/2024	949,900	1,053,406	1,102,788
BCPE Ulysses Intermediate Inc^#	7.75	4/1/2027	4,315,000	4,347,455	4,282,638
Staples Inc.^#	10.75	4/15/2027	3,478,000	3,588,311	3,386,703
	Total Home and Office Furnishings, Housewares, and Durable Consumer Products		8,742,900	8,989,172	8,772,128

Hotels, Motels, Inns and Gaming — 1.30%*:
Scientific Games International Inc.^#	8.63	7/1/2025	4,325,000	4,402,328	4,683,691
Total Hotels, Motels, Inns and Gaming			4,325,000	4,402,328	4,683,691

Insurance — 1.41%*:
Acrisure LLC^#	10.13	8/1/2026	4,575,000	4,713,612	5,101,125
Total Insurance			4,575,000	4,713,612	5,101,125

	EFFECTIVE INTEREST RATE‡	DUE DATE	PRINCIPAL	COST	FAIR VALUE
Corporate Bonds (continued)

Internet — 0.36%*:
Millenium Escrow Corporation SR SEC 144A NT26^	6.63	8/1/2026	$1,260,000	1,273,293	1,297,737
Total Insurance			1,260,000	1,273,293	1,297,737

Leisure, Amusement, Entertainment — 3.14%*:
AMC Entertainment Holdings Inc^#	10.50%	4/15/2025	227,000	$226,433	$242,890
AMC Entertainment Holdings Inc^#	10.50	4/24/2026	1,482,000	1,534,627	1,591,298
Carnival Corp.+	7.63	3/1/2026	1,000,000	1,185,944	1,248,697
Center Parcs+	6.50	8/28/2026	1,150,000	1,608,388	1,632,796
Eldorado Resorts^#	8.13	7/1/2027	4,000,000	3,901,503	4,495,000
Motion Finco+	7.00	5/15/2025	1,750,000	1,930,169	2,127,852
Total Leisure, Amusement, Entertainment			9,609,000	10,387,063	11,338,533

Lodging — 0.27%*:
SANI/IKOS Financial Holdings+	5.63	12/15/2026	815,000	962,674	962,933
Total Insurance			815,000	962,674	962,933

Machinery (Non-Agriculture, Non-Construct, Non-Electronic) — 4.01%*:
Diebold Nixdorf Inc.^#	9.38	7/15/2025	5,577,000	5,892,788	6,103,357
Diebold Nixdorf Inc.+	9.00	7/15/2025	815,000	957,338	1,023,056
Diebold Nixdorf Inc.#	8.50	4/15/2024	2,260,000	2,300,861	2,308,025
Granite Holdings US Acquisition Co.^#	11.00	10/1/2027	1,000,000	1,115,314	1,095,000
Sarens+#	5.75	2/21/2027	1,625,000	1,783,930	1,894,077
Titan Acquisition Ltd / Titan Co-Borrower LLC+^#	7.75	4/15/2026	2,000,000	2,066,898	2,042,860
	Total Machinery (Non-Agriculture, Non-Construct, Non-Electronic)		13,277,000	14,117,130	14,466,375

Mining, Steel, Iron and Non-Precious Metals — 14.53%*:
Cleveland-Cliffs Inc.^#	9.88	10/17/2025	3,970,000	4,307,607	4,555,575
Consol Energy Inc.^#	11.00	11/15/2025	10,316,000	10,638,241	10,625,480
Coronado Global Resources Inc.+^#	10.75	5/15/2026	6,064,000	6,448,458	6,609,760
First Quantum Minerals+^#	7.25	4/1/2023	2,000,000	1,962,340	2,035,000
First Quantum Minerals+^#	7.50	4/1/2025	9,775,000	9,473,703	10,027,488
First Quantum Minerals+^#	6.88	10/15/2027	200,000	200,000	211,625
Hecla Mining Company#	7.25	2/15/2028	4,699,000	5,073,842	5,061,575
Perenti Finance Pty Ltd+^#	6.50	10/7/2025	2,500,000	2,500,000	2,618,836
PIC AU Holdings LLC^#	10.00	12/31/2024	7,043,000	6,413,587	7,109,204
Warrior Met Coal Inc.^#	8.00	11/1/2024	3,513,000	3,574,963	3,565,695
Total Mining, Steel, Iron and Non-Precious Metals			50,080,000	50,592,740	52,420,239

Oil and Gas — 17.41%*:
Antero Resources Corp.^#	8.38	7/15/2026	293,000	294,432	331,890
Antero Resources Corp.^#	7.63	2/1/2029	1,907,000	2,018,216	2,132,026
Calumet Specialty Products^#	9.25	7/15/2024	2,850,000	2,766,733	3,092,250
CGG SA+	7.75	4/1/2027	1,500,000	1,787,033	1,765,145
CVR Energy Inc.^#	5.75	2/15/2028	3,850,000	3,348,190	3,814,811
Enlink Midstream Partners LP#	5.60	4/1/2044	5,413,000	3,569,642	5,169,415
Enlink Midstream Partners LP#	5.45	6/1/2047	1,000,000	855,253	964,840
Genesis Energy LP#	7.75	2/1/2028	3,408,000	3,134,736	3,416,213
Genesis Energy LP#	8.00	1/15/2027	1,639,000	1,636,951	1,663,913
Harvest Midstream I L P^#	7.50	9/1/2028	458,000	458,000	487,839
Hilcorp Energy I L P^#	6.25	11/1/2028	3,202,000	2,808,524	3,317,976
KCA Deutag+	9.88	12/1/2025	1,179,286	1,179,286	1,283,662
Laredo Petroleum Inc.#	10.13	1/15/2028	2,765,000	2,675,275	2,989,933
MEG Energy Corp.+^#	7.13	2/1/2027	2,698,000	2,538,929	2,832,387
Neptune Energy Bondco PLC+^#	6.63	5/15/2025	4,856,000	4,514,461	4,995,610
NGL Energy Finance Corp^#	7.50	2/1/2026	3,031,000	3,120,411	3,087,831
Occidental Pete Corp.#	8.50	7/15/2027	4,523,000	4,568,705	5,664,741
Occidental Pete Corp.#	7.88	9/15/2031	2,500,000	2,651,341	3,333,178
Occidental Pete Corp.#	4.50	7/15/2044	586,000	437,938	588,819
Range Resources Corp^#	8.25	1/15/2029	494,000	500,951	555,775
Southwestern Energy Co.#	8.38	9/15/2028	449,000	449,000	508,596
Transocean Inc.+^	8.00	2/1/2027	3,000,000	2,506,414	2,360,490
Tullow Oil PLC+^#	10.25	5/15/2026	1,000,000	1,000,000	1,044,260
Waldorf Production UK LD+	9.75	10/1/2024	700,000	700,000	714,000
Weatherford Internatinoal Ltd Bermuda SR SEC Global 28+^	6.50	9/15/2028	972,000	972,000	1,001,160
Welltec A/S+^#	9.50	12/1/2022	5,713,000	5,677,036	5,684,435
Total Oil and Gas			59,986,286	56,169,458	62,801,195

Transportation — 0.21%*:
Titan Holdings II+	5.13	7/15/2029	633,000	749,885	744,190
Total Insurance			633,000	749,885	744,190

Personal Transportation — 0.17%*:
Naviera Armas, 3M EURIBOR + 4.250%~+	4.25	11/15/2024	150,000	127,479	133,789
Naviera Armas, 3M EURIBOR + 6.500%~+	6.50	7/31/2023	525,000	608,346	469,478
Total Personal Transportation			675,000	735,825	603,267
	EFFECTIVE INTEREST RATE‡	DUE DATE	PRINCIPAL	COST	FAIR VALUE
Corporate Bonds (continued)

Printing and Publishing — 1.48%*:
Cimpress N.V.+^#	7.00%	6/15/2026	$2,069,000	$2,069,000	$2,157,801
Houghton Mifflin Harcourt Publishers Inc.^#	9.00	2/15/2025	3,000,000	2,957,565	3,190,650
Total Printing and Publishing			5,069,000	5,026,565	5,348,451

Retail Store — 3.20%*:
Afflelou SAS+	8.00	5/19/2027	1,300,000	1,569,489	1,539,731
Casino Guichard Perracho+	6.63	1/15/2026	1,050,000	1,279,474	1,266,568
Constellation Auto+	4.88	7/15/2027	1,061,000	1,460,105	1,418,298
Marcolin S.p.A+	6.13	11/15/2026	700,000	852,141	831,421
Magic MergeCo, Inc.^#	7.88	5/1/2029	2,024,000	2,024,000	2,097,370
Stonegate Pub Co.+	8.25	7/31/2025	590,000	856,136	835,509
Stonegate Pub Co.+	8.25	7/31/2025	225,000	320,189	319,122
Stonegate Pub Co.+	5.75	7/31/2025	700,000	829,604	808,410
Stonegate Pub Comp.+	8.00	7/13/2025	1,350,000	1,945,919	1,884,474
Wheel Bidco Ltd+	6.75	7/15/2026	403,000	555,494	545,039
Total Retail Store			9,403,000	11,692,552	11,545,942

Telecommunications — 5.50%*:
Altice France Holding S.A.+^#	10.50	5/15/2027	2,000,000	2,227,254	2,180,000
Commscope Inc.^#	8.25	3/1/2027	11,673,000	11,688,204	12,198,285
Consolidated Communications^#	6.50	10/1/2028	832,000	832,000	903,760
Digicel Limited +¤^#	8.25	9/30/2020	2,500,000	2,491,364	0
Northwest Fiber LLC^#	10.75	6/1/2028	1,856,000	2,055,200	2,088,000
Uniti Group LP / Uniti Group Finance Inc.^#	6.50	2/15/2029	330,000	330,000	339,459
Viasat^#	6.50	7/15/2028	790,000	790,000	832,044
Windstream Escrow LLC^#	7.75	8/15/2028	1,251,000	1,246,000	1,306,607
Total Telecommunications			21,232,000	21,660,022	19,848,155

Transportation — 0.33%*:
Carriage Purchaser Inc.^	7.88	10/15/2029	1,201,000	1,201,000	1,197,427
Total Insurance			1,201,000	1,201,000	1,197,427

Total Corporate Bonds			348,276,990	355,684,835	369,130,566

Total Fixed Income			466,367,411	472,910,681	483,274,257

Total Investments			468,092,410	485,666,883	496,175,220

Other assets and liabilities — (37.56)%					(135,467,096)
Net Assets — 100%					$360,708,123

‡	The effective interest rates are based on settled commitment amount.
*	Calculated as a percentage of net assets applicable to common shareholders.
¤	Value determined using significant unobservable inputs, security is categorized as Level 3.
+	Foreign security.
^
Security exempt from registration under Rule 144a of the Securities Act of 1933.  These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.

~	Variable rate security. The interest rate shown is the rate in effect at September 30, 2021.
#	All or a portion of the security is segregated as collateral for the credit facility.
§
Bank loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for bank loans are the current interest rates at September 30, 2021. Bank loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown.

	Distributions of investments by country of risk. Percentage of assets are expressed by market value excluding cash and accrued income as of September 30, 2021.

	United States	62.5%
	Canada	10.3%
	Cayman Islands	9.7%
	United Kingdom	5.4%
	Luxembourg	3.8%
	Australia	1.9%
	France	1.8%
	Denmark	1.1%
	(Individually less than 1%)	3.5%
		100.0%

A summary of outstanding derivatives at September 30, 2021 is as follows:

Schedule of Open Forward Currency Contracts
September 30, 2021

					Forward	Unrealized
Currency to be		Currency to be		Counterparty of	Settlement	Appreciation /
Received		Delivered(1)		Contract	Date	(Depreciation)
36,942,283	USD	(31,198,130)	EUR	Morgan Stanley	7/15/2021	793,289
17,598,952	USD	(12,725,381)	GBP	Morgan Stanley	7/15/2021	452,455
11,057,225	USD	(14,027,016)	CAD	JP Morgan Chase	7/15/2021	(17,036)
530,611	CAD	(414,783)	USD	JP Morgan Chase	7/15/2021	115,828
						$ 1,344,535

(1) Values are listed in U.S. dollars.

Schedule of Investments.

Valuation of Instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk.  For example, market participants would consider the risk inherent in a particular valuation technique used to measure fair value, such as a pricing model, and/or the risk inherent in the inputs to the valuation technique.  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances.  The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used as of September 30, 2021 in valuing the Fund’s investments:

Description	Level 1	Level 2		Level 3	Total Investments
Assets:
Equities:
Common Stocks	$9,669,530	$		$3,007,292	$12,676,822
Preferred Stocks	-		-	-	-
Warrants	-		-	224,140	224,140
Total Equities:	9,669,530			3,231,432	12,900,962
Fixed Income:
Asset-Backed	$-		$34,516,824	$2,986,686	$37,503,510
Securities Bank Loans	-		66,778,682	327,060	67,105,742
Corporate Bonds	-		365,309,607	3,820,959	369,130,566
Total Fixed Income	$-		$466,605,113	$7,134,705	$473,739,818
Derivative Securities:
Foreign Exchange Contracts:	$-		$1,344,535	$-	$1,344,535
Total Derivative Securities	$-		$1,344,535	$-	$1,344,535
Total Assets	$9,669,530		$467,949,648	$10,366,137	$487,985,315

The following table is a summary of quantitative information about significant unobservable valuation inputs for Level 3 fair value measurement for investments held as of September 30, 2021:

Type of Assets	Fair Value as of September 30, 2021	Valuation Technique(s)	Unobservable Input

Equities
Boomerang Tube Holdings, Inc.	$0	Analyst Priced	Default, priced at zero
ESC CB 144A High Ridge	$41,748	Broker Quote	$14.00; Broker quote depth of 1
Fieldwood Energy LLC	$0	Broker Quote	$0.01; Price taken from Barings sourced via Markit
Travelex Topco Limited Warrants	$224,140	Broker Quote	$72.50; Price taken from Barings sourced via Markit
KCA Deutag Ordinary A Shares	$1,963,451	Broker Quote	$69.00; Price taken from Barings sourced via Markit
Sabine Oil & Gas LLC	$56,446	Withholding Tax Reclaim	Priced at value of the withholding tax reclaim
Tourmaline Escrow Cash	$953,097	Withholding Tax Reclaim	Priced at value of the withholding tax reclaim
Travelex Private Equity	$0	Zero Value	Valued at Zero.

Bank Loans
Boomerang Tube, LLC	$0	Analyst Priced	Default, priced at zero
Naviera Armas Bridge, 1M LIBOR + 2.500%	$6,810	Priced at Cost	98.00; Priced at restructure cost less OID
Naviera Armas Bridge, 1M LIBOR + 2.500%	$73,258	Priced at Cost	98.00; Priced at restructure cost less OID
Naviera Armas Bridge, 1M LIBOR + 2.500%	$116,404	Priced at Cost	98.00; Priced at restructure cost less OID
Naviera Armas Bridge, 1M LIBOR + 2.500%Corporate Bonds	$130,588	Priced at Cost	98.00; Priced at restructure cost less OID
Digicel Limited Travelex Financing	$0 $0	Zero Value Zero Value	Valued at Zero Valued at Zero
Travelex	$3,200,273	Broker Quote	$175.00; Price taken from Barings sourced via Markit

Although the Fund believes the valuation methods described above are appropriate, the use of different methodologies or assumptions to determine fair value could result in different estimates of fair value at the reporting date.

The Fund discloses transfers between levels based on valuations at the end of the reporting period. Based on end of period market values, $1,223,509 was transferred from Level 3 to Level 2 for the period from January 1, 2021 through September 30, 2021. The following is a reconciliation of Level 3 investments based upon the inputs used to determine fair value:

	BALANCE AT DECEMBER 31, 2020	TRANSFERS INTO LEVEL 3	TRANSFERS OUT OF LEVEL 3	PURCHASES	SALES	ACCRETION OF DISCOUNT	REALIZED GAIN / (LOSS)	CHANGE IN UNREALIZED	BALANCE AT September 30, 2021	CHANGE IN UNREALIZED APPRECIATION / (DEPRECIATION) FROM INVESTMENTS HELD AS OF September 30, 2021
Equities
Boomerang Tube Holdings, Inc.	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0
ESC CB 144A High Ridge	$0	$0	$0	$0	$0	$0	$0	$41,748	$41,748	$41,748
Fieldwood Energy LLC	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0
Jupiter Resources Inc.	$1,446,037	$0	$0	$0	($1,461,112)	($5)	$15,510	($430)	$0	($430)
KCA Deutag Ordinary A Shares¤+	$955,193	$0	$0	$0	$0	$0	$0	$1,008,259	$1,963,451	$1,008,259
Sabine Oil & Gas LLC	$56,446	$0	$0	$0	$0	$0	$0	$0	$56,446	$0
Tourmaline Escrow Cash	$0	$0	$0	$0	$0	$0	$0	$945,647	$945,647	$945,647
Travelex Private Equity	$0	$0	$0	$1	($1)	$0	$1	($1)	$0	($1)
Common Stocks	$2,457,676	$0	$0	$0	($1,461,113)	($5)	$15,511	$1,995,223	$3,007,293	$1,995,223
Travelex Topco Limited Warrant¤+	$250,232	$0	$0	$0	$0	$0	$0	($26,092)	$224,140	($26,092)
Warrants	$250,232	$0	$0	$0	$0	$0	$0	($26,092)	$224,140	($26,092)
Total Equities	$2,707,907	$0	$0	$0	($1,461,113)	($5)	$15,511	$1,969,130	$3,231,432	$1,969,130
Fixed Income
Boomerang Tube, LLC	$104,346	$0	$0	$0	$0	$0	$0	($104,346)	($0)	($104,346)
Naviera Armas Bridge	$127,521	$0	$0	($5,803)	($1,430)	$329	($2)	($4,211)	$116,404	($4,211)
Naviera Armas Bridge	$68,751	$0	$0	$3,232	$0	$5,217	$0	($3,941)	$73,258	($3,941)
Naviera Armas Bridge	$0	$0	$0	$127,560	$0	$322	$0	$2,706	$130,588	$2,706
Naviera Armas Bridge	$0	$0	$0	$7,113	$0	$0	$0	($303)	$6,810	($303)
Bank Loans	$300,618	$0	$0	$124,989	($1,430)	$5,868	($2)	($109,792)	$320,250	($109,792)
Digicel Limited	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0
KCA Deutag	$1,223,509	$0	($1,223,509)	$0	$0	$0	$0	$0	$0	$0
Travelex	$4,959,932	$0	$0	$1,499,211	($3,203,708)	$36,903	$1,726,915	($1,198,294)	$3,820,959	($1,198,294)
Travelex	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0
Corporate Bonds	$6,183,441	$0	($1,223,509)	$1,499,211	($3,203,708)	$36,903	$1,726,915	($1,198,294)	$3,820,959	($1,198,294)
Total Fixed Income	$6,484,059	$0	($1,223,509)	$1,624,200	($3,205,137)	$42,770	$1,726,912	($1,308,086)	$4,141,209	($1,308,086)
Total	$9,191,966	$0	($1,223,509)	$1,624,200	($4,666,250)	$42,765	$1,742,424	$661,044	$7,372,641	$661,044